Financial instruments with off-balance sheet credit risk	12 Months Ended
Dec. 31, 2011
Financial instruments with off-balance sheet credit risk
18.	Financial instruments with off-balance sheet credit risk

In the normal course of business, to meet the financing needs of its customers, the Bank is party to financial instruments with off-balance sheet credit risk. These financial instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated balance sheet. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.

The Bank’s outstanding financial instruments with off-balance sheet credit risk were as follows:

(In thousands of US$)	December 31,
	2011	2010
Confirmed letters of credit	266,547	196,287
Stand-by letters of credit and guarantees - Commercial risk	18,899	38,410
Credit commitments	75,962	118,863
	361,408	353,560

As of December 31, 2011, the remaining maturity profile of the Bank’s outstanding financial instruments with off-balance sheet credit risk is as follows:

(In thousands of US$)
Maturities	Amount
Within 1 year	317,556
From 1 to 2 years	42,528
From 2 to 5 years	606
After 5 years	718
361,408

As of December 31, 2011 and 2010 the breakdown of the Bank’s off-balance sheet exposure by country risk is as follows:

(In thousands of US$)
Country:	2011	2010
Argentina	92	-
Bolivia	944	-
Brazil	41,116	66,700
Chile	12,367	-
Colombia	2,396	-
Costa Rica	11,661	32,160
Dominican Republic	1,603	86
Ecuador	215,272	121,245
El Salvador	2,025	25
Guatemala	501	1,475
Honduras	400	430
Jamaica	295	125
Mexico	14,677	50,964
Panama	1,801	1,200
Paraguay	81	-
Peru	2,467	39
Spain	9,660	-
Switzerland	500	500
United States of America	21,780	-
Uruguay	-	170
Venezuela	21,770	78,441
	361,408	353,560

Letters of credit and guarantees

The Bank, on behalf of its client base, advises and confirms letters of credit to facilitate foreign trade transactions. When confirming letters of credit, the Bank adds its own unqualified assurance that the issuing bank will pay and that if the issuing bank does not honor drafts drawn on the credit, the Bank will. The Bank provides stand-by letters of credit and guarantees, which are issued on behalf of institutional customers in connection with financing between its customers and third parties. The Bank applies the same credit policies used in its lending process, and once issued the commitment is irrevocable and remains valid until its expiration. Credit risk arises from the Bank's obligation to make payment in the event of a customer’s contractual default to a third party. Risks associated with stand-by letters of credit and guarantees are included in the evaluation of the Bank’s overall credit risk.

Credit commitments

Commitments to extend credit are binding legal agreements to lend to customers. Commitments generally have fixed expiration dates or other termination clauses and require payment of a fee to the Bank. As some commitments expire without being drawn down, the total commitment amounts do not necessarily represent future cash requirements.